Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 23,747
2024	18,693
2025	13,598
2026	9,361
2027	7,285
Thereafter	28,256
Total lease payments	100,940
Less: Imputed interest	(7,314)
Total	$ 93,626